Acquisitions, Acquisition of ATAR Labs (Details) $ in Millions		Oct. 31, 2020 USD ($)	Jul. 07, 2020 USD ($) Installment	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		$ 1.4		$ 26.8	$ 4,863.9
Total consideration		7.3		89.0	6,530.9
Consideration satisfied by [Abstract]
Cash		7.3		89.0	16.7
Total consideration		7.3		89.0	6,530.9
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		0.9		0.9	(2,490.8)
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		5.0		$ 61.3	$ 4,157.7
Atar Labs [Member]
Acquisition [Abstract]
Deferred consideration payment, instalments | Installment			2
Carrying value of assets			$ 1.7
Carrying value of liability			0.8
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	[1]		6.6
Other current assets			0.1
Borrowings			(0.1)
Provisions - short-term			(0.4)
Deferred income - short-term			(0.3)
Net (liabilities)/assets			5.9
Goodwill		1.4	1.4
Total consideration		7.3	7.3
Consideration satisfied by [Abstract]
Cash		7.3	6.0
Deferred consideration to be settled in cash			1.3
Total consideration		7.3	7.3
Atar Labs [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets			1.6
Other current assets			0.1
Borrowings			(0.1)
Provisions - short-term			(0.4)
Deferred income - short-term			(0.3)
Net (liabilities)/assets		0.9	0.9
Atar Labs [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets			5.0
Other current assets			0.0
Borrowings			0.0
Provisions - short-term			0.0
Deferred income - short-term			0.0
Net (liabilities)/assets		$ 5.0	$ 5.0

[1]	Purchased intangible assets of $6.6 million have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of ArcSight.